Commitments and Contingencies (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	May 12, 2021	May 07, 2021	May 31, 2021	Jun. 30, 2023	Dec. 31, 2022	May 10, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriter Option Period					45 days
Initial Classification Of Fair Value Of Over Allotment Liability				$ 162,847	$ 162,847
Cash Underwriting Discount Amount Paid			$ 1,730,972
Cash Underwriting Fee Paid			$ 5,192,916
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Units issued during period shares new issues	1,309,719			2,400,000	2,400,000
Initial Classification Of Fair Value Of Over Allotment Liability	$ 59,141
Additional Units Issued During Period Shares New Issues	32,743
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Units issued during period shares new issues		16,000,000	17,309,719
Cash Underwriting Discount Percentage				1.00%	1.00%
Underwriting Fee Percentage				3.00%	3.00%
Founder Shares Member
Commitments and Contingencies (Details) [Line Items]
Forfeiture share	272,570
Founder Shares Member | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Forfeiture share	272,570					272,570